Inventories, net	3 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Inventories, net

2. Inventories, net

Inventories consist of (in millions):

	March 31,	December 31,
	2014	2013
Raw materials and supplies	$1,414	$1,175
Work in process	655	798
Finished goods and purchased products	3,590	3,630

Total	$5,659	$5,603